S000073482 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Wasatch Long/Short Alpha Fund | Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	(12.79%)	7.24%	27.75%	(8.38%)